Subsequent Events	12 Months Ended
Mar. 31, 2011
Subsequent Events
Subsequent Events

24.    Subsequent events:

On March 29, 2011, the board of directors resolved that NTT may raise up to ¥340 billion by issuing bonds or incurring long-term borrowings during the period from April 1 to June 30, 2011. Based on this resolution, NTT issued bonds as follows:

Series 61 Nippon Telegraph and Telephone straight bonds

Date of payment	May 31, 2011
Issue amount	¥100 billion
Issue price	¥99.96 per ¥100
Interest rate	1.21%
Date of maturity	March 19, 2021
Use of proceeds	Capital investments and acquisition of treasury stock